Stockholders’ Deficiency - Summary of warrants issued, forfeited or expired and exercised (Details) (USD $)	6 Months Ended	12 Months Ended
	Jan. 31, 2014	Jul. 31, 2013
Equity [Abstract]
Outstanding, August 1, 2013	238,229,939
Plus: Issued	$ 26,666,668	$ 5,234,293
Less: Exercised	70,732,022
Outstanding, October 31, 2013	194,164,585